STOCK OPTION RESERVE (Details 3) - $ / shares	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 15.26	$ 17.75
Weighted average remaining contractual life (in years)	8 years 10 months 24 days	9 years 6 months 14 days
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 165.20
Weighted average remaining contractual life (in years)		8 months 12 days